Quarterly Holdings Report
for
Fidelity® Mid-Cap Stock Fund
January 31, 2025
MCS-NPRT3-0425
1.813018.120
Common Stocks - 98.4%
	Shares	Value ($)
BELGIUM - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA	285,803	55,799,801
BRAZIL - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Wheaton Precious Metals Corp (United States) (a)	714,767	44,651,494
CANADA - 2.7%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Cameco Corp (United States)	221,172	10,934,744
Imperial Oil Ltd (a)	1,354,207	90,075,474
South Bow Corp	613,209	14,674,654
		115,684,872
Industrials - 0.8%
Commercial Services & Supplies - 0.8%
RB Global Inc (United States)	703,017	62,905,961
Materials - 0.4%
Metals & Mining - 0.4%
Teck Resources Ltd Class B (United States)	737,654	30,155,296
TOTAL CANADA		208,746,129
FINLAND - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Amer Sports Inc	957,910	30,624,383
ISRAEL - 0.7%
Information Technology - 0.7%
IT Services - 0.7%
Wix.com Ltd (b)	221,043	52,804,962
ITALY - 2.1%
Consumer Discretionary - 1.3%
Textiles, Apparel & Luxury Goods - 1.3%
Brunello Cucinelli SpA	780,606	100,901,163
Health Care - 0.5%
Pharmaceuticals - 0.5%
Recordati Industria Chimica e Farmaceutica SpA	610,680	37,219,267
Industrials - 0.3%
Electrical Equipment - 0.3%
Prysmian SpA	347,051	24,244,468
TOTAL ITALY		162,364,898
JAPAN - 0.3%
Communication Services - 0.3%
Entertainment - 0.3%
Capcom Co Ltd	860,800	19,653,947
NETHERLANDS - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE (b)	31,706	20,930,318
SWEDEN - 0.4%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Autoliv Inc	345,494	33,395,450
THAILAND - 0.5%
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Fabrinet (b)	186,674	40,360,786
UNITED KINGDOM - 1.5%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Flutter Entertainment PLC (United Kingdom) (b)	173,938	47,036,695
Consumer Staples - 0.1%
Food Products - 0.1%
Nomad Foods Ltd	719,118	12,843,447
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	1,293,796	38,878,570
Information Technology - 0.3%
Software - 0.3%
Sage Group PLC/The	1,227,607	20,518,042
TOTAL UNITED KINGDOM		119,276,754
UNITED STATES - 88.2%
Communication Services - 2.3%
Entertainment - 2.0%
Liberty Media Corp-Liberty Formula One Class A (b)	309,048	27,202,405
Live Nation Entertainment Inc (b)	338,635	48,993,712
TKO Group Holdings Inc Class A (b)	518,809	80,524,345
		156,720,462
Interactive Media & Services - 0.3%
Pinterest Inc Class A (b)	612,339	20,182,693
TOTAL COMMUNICATION SERVICES		176,903,155

Consumer Discretionary - 11.7%
Diversified Consumer Services - 1.6%
Duolingo Inc Class A (b)	169,878	61,833,893
Service Corp International/US	834,666	65,204,108
		127,038,001
Hotels, Restaurants & Leisure - 3.2%
Aramark	1,144,115	44,517,515
Churchill Downs Inc	523,338	64,674,110
Domino's Pizza Inc	45,575	20,468,643
Texas Roadhouse Inc	260,350	47,149,385
Wyndham Hotels & Resorts Inc	642,932	67,520,719
		244,330,372
Household Durables - 2.4%
DR Horton Inc	132,356	18,781,316
Newell Brands Inc	1,879,426	18,719,083
NVR Inc (b)	5,176	41,491,748
Tempur Sealy International Inc	783,700	49,482,818
Toll Brothers Inc	420,438	57,099,685
		185,574,650
Specialty Retail - 3.6%
Burlington Stores Inc (b)	287,989	81,768,717
Chewy Inc Class A (b)	550,100	21,442,898
Floor & Decor Holdings Inc Class A (b)	385,807	38,619,281
Ulta Beauty Inc (b)	27,900	11,498,985
Williams-Sonoma Inc	582,784	123,183,054
		276,512,935
Textiles, Apparel & Luxury Goods - 0.9%
Ralph Lauren Corp Class A	99,251	24,782,975
Tapestry Inc	668,250	48,742,155
		73,525,130
TOTAL CONSUMER DISCRETIONARY		906,981,088

Consumer Staples - 4.0%
Beverages - 0.5%
Keurig Dr Pepper Inc	1,207,462	38,759,530
Consumer Staples Distribution & Retail - 3.5%
Albertsons Cos Inc	1,411,600	28,302,580
BJ's Wholesale Club Holdings Inc (b)	959,249	95,013,613
Maplebear Inc (b)	651,360	31,447,661
Performance Food Group Co (b)	1,304,149	117,777,696
		272,541,550
Food Products - 0.0%
Bowery Farming Inc (b)(c)	719,146	7
Bowery Farming Inc warrants (b)(c)(d)	252,678	3
		10
TOTAL CONSUMER STAPLES		311,301,090

Energy - 3.1%
Energy Equipment & Services - 0.3%
Kodiak Gas Services Inc	533,053	24,936,219
Oil, Gas & Consumable Fuels - 2.8%
Cheniere Energy Inc	271,953	60,822,288
Core Natural Resources Inc	213,560	19,293,010
Energy Transfer LP	2,322,888	47,572,746
Ovintiv Inc	344,500	14,544,790
Range Resources Corp	1,921,942	71,188,733
		213,421,567
TOTAL ENERGY		238,357,786

Financials - 14.6%
Banks - 6.1%
East West Bancorp Inc	507,529	52,260,261
First Citizens BancShares Inc/NC Class A	19,128	42,171,310
Huntington Bancshares Inc/OH	3,688,212	63,437,246
KeyCorp	1,278,436	22,986,279
M&T Bank Corp	437,880	88,118,971
Old National Bancorp/IN	1,303,000	31,076,550
Pinnacle Financial Partners Inc	259,591	32,389,169
Western Alliance Bancorp	451,438	39,667,857
Wintrust Financial Corp	755,323	98,803,803
		470,911,446
Capital Markets - 3.4%
Blue Owl Capital Inc Class A	1,619,342	42,119,085
Cboe Global Markets Inc	198,993	40,660,240
Houlihan Lokey Inc Class A	258,123	46,906,112
Raymond James Financial Inc	364,796	61,460,830
Stifel Financial Corp	610,673	70,746,467
		261,892,734
Financial Services - 1.2%
Radian Group Inc	928,977	31,603,798
Shift4 Payments Inc Class A (a)(b)	188,341	22,572,668
Toast Inc Class A (b)	1,046,078	42,805,512
		96,981,978
Insurance - 3.9%
American Financial Group Inc/OH	694,780	94,879,157
Arch Capital Group Ltd	203,442	18,934,347
First American Financial Corp	1,134,803	71,742,246
Hartford Financial Services Group Inc/The	307,137	34,261,132
Reinsurance Group of America Inc	355,105	80,914,225
		300,731,107
TOTAL FINANCIALS		1,130,517,265

Health Care - 7.2%
Biotechnology - 1.5%
Arcellx Inc (b)	118,996	8,107,197
Crinetics Pharmaceuticals Inc (b)	235,086	9,473,966
Exact Sciences Corp (b)	367,805	20,615,470
Revolution Medicines Inc (b)	192,400	8,263,580
TG Therapeutics Inc (b)	191,000	6,054,700
United Therapeutics Corp (b)	176,514	61,986,422
		114,501,335
Health Care Equipment & Supplies - 1.5%
Hologic Inc (b)	327,015	23,590,862
Inspire Medical Systems Inc (b)	83,741	16,203,883
Insulet Corp (b)	71,531	19,912,800
Masimo Corp (b)	308,859	53,812,504
		113,520,049
Health Care Providers & Services - 2.6%
Chemed Corp	73,292	41,190,104
LifeStance Health Group Inc (b)	2,436,726	19,420,706
Molina Healthcare Inc (b)	106,976	33,206,420
Option Care Health Inc (b)	1,231,273	38,070,961
Privia Health Group Inc (b)	247,553	5,656,586
Tenet Healthcare Corp (b)	450,124	63,417,971
		200,962,748
Life Sciences Tools & Services - 1.6%
Avantor Inc (b)	2,280,730	50,814,664
Bruker Corp	502,673	29,230,435
Repligen Corp (b)	273,923	45,528,742
		125,573,841
TOTAL HEALTH CARE		554,557,973

Industrials - 22.4%
Aerospace & Defense - 3.6%
Axon Enterprise Inc (b)	41,340	26,961,121
BWX Technologies Inc	425,105	48,007,108
Huntington Ingalls Industries Inc	126,605	24,974,102
Space Exploration Technologies Corp (b)(c)(d)	667,500	123,487,500
Woodward Inc	308,130	57,081,083
		280,510,914
Building Products - 2.7%
AAON Inc	374,920	43,633,190
AZEK Co Inc/The Class A (b)	522,580	26,771,773
Builders FirstSource Inc (b)	98,882	16,540,981
Carlisle Cos Inc	169,736	66,105,383
Fortune Brands Innovations Inc	752,433	53,926,873
		206,978,200
Commercial Services & Supplies - 1.0%
CECO Environmental Corp (b)	596,066	16,880,589
GFL Environmental Inc Subordinate Voting Shares	1,448,807	62,504,007
		79,384,596
Construction & Engineering - 3.6%
AECOM	928,524	97,903,571
Centuri Holdings Inc	741,395	16,518,281
Comfort Systems USA Inc	134,724	58,840,707
EMCOR Group Inc	142,772	63,970,422
Quanta Services Inc	122,464	37,671,151
		274,904,132
Electrical Equipment - 2.2%
Acuity Brands Inc	286,178	95,122,705
nVent Electric PLC	724,614	47,165,125
Vertiv Holdings Co Class A	234,576	27,450,084
		169,737,914
Machinery - 5.3%
Allison Transmission Holdings Inc	688,454	80,920,884
Atmus Filtration Technologies Inc	482,970	20,197,805
Chart Industries Inc (b)	310,303	65,657,012
Crane Co	364,422	62,068,355
Ingersoll Rand Inc	197,289	18,505,708
ITT Inc	385,263	58,182,418
RBC Bearings Inc (b)	152,277	53,106,604
Westinghouse Air Brake Technologies Corp	216,788	45,074,561
		403,713,347
Professional Services - 2.4%
FTI Consulting Inc (b)	95,504	18,656,706
Leidos Holdings Inc	335,550	47,658,167
Paylocity Holding Corp (b)	223,370	45,907,002
TransUnion	774,679	76,886,891
		189,108,766
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies Inc	170,502	44,335,635
Watsco Inc	163,625	78,309,289
		122,644,924
TOTAL INDUSTRIALS		1,726,982,793

Information Technology - 9.0%
Communications Equipment - 1.5%
Ciena Corp (b)	894,353	77,933,920
Lumentum Holdings Inc (b)	488,851	41,581,666
		119,515,586
Electronic Equipment, Instruments & Components - 2.6%
Belden Inc	348,567	40,597,598
Coherent Corp (b)	608,370	55,051,401
Flex Ltd (b)	1,990,955	82,923,277
Trimble Inc (b)	258,200	19,354,672
		197,926,948
Semiconductors & Semiconductor Equipment - 1.0%
First Solar Inc (b)	99,309	16,636,244
ON Semiconductor Corp (b)	224,515	11,751,115
Onto Innovation Inc (b)	248,917	50,968,245
		79,355,604
Software - 3.8%
Appfolio Inc Class A (b)	103,944	24,313,541
DocuSign Inc (b)	778,872	75,340,289
Dynatrace Inc (b)	1,371,031	79,177,040
Informatica Inc Class A (b)	693,861	17,818,350
Manhattan Associates Inc (b)	244,037	50,903,678
Monday.com Ltd (b)	174,717	44,633,205
		292,186,103
Technology Hardware, Storage & Peripherals - 0.1%
Pure Storage Inc Class A (b)	113,046	7,663,388
TOTAL INFORMATION TECHNOLOGY		696,647,629

Materials - 5.5%
Chemicals - 1.7%
Axalta Coating Systems Ltd (b)	1,124,543	40,416,076
Cabot Corp	377,569	32,648,391
CF Industries Holdings Inc	467,587	43,116,198
Element Solutions Inc	713,082	18,404,646
		134,585,311
Construction Materials - 0.6%
Eagle Materials Inc	175,534	45,066,599
Containers & Packaging - 2.5%
AptarGroup Inc	437,042	68,681,150
Crown Holdings Inc	619,934	54,467,401
Graphic Packaging Holding CO	1,699,204	46,609,166
International Paper Co	388,594	21,617,484
		191,375,201
Metals & Mining - 0.1%
ATI Inc (b)	209,755	11,974,913
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp	370,207	43,303,113
TOTAL MATERIALS		426,305,137

Real Estate - 6.3%
Health Care REITs - 1.2%
Omega Healthcare Investors Inc	1,103,152	40,882,813
Ventas Inc	898,157	54,266,646
		95,149,459
Industrial REITs - 0.5%
Terreno Realty Corp	575,662	37,659,808
Real Estate Management & Development - 1.9%
Compass Inc Class A (b)	2,440,314	17,692,277
Jones Lang LaSalle Inc (b)	342,735	96,925,458
Zillow Group Inc Class C (b)	396,284	32,582,470
		147,200,205
Residential REITs - 0.3%
Essex Property Trust Inc	89,822	25,560,646
Retail REITs - 1.5%
Acadia Realty Trust	857,170	19,749,197
Macerich Co/The	1,055,680	21,937,030
NNN REIT Inc	1,305,998	51,443,262
Tanger Inc	667,692	21,913,651
		115,043,140
Specialized REITs - 0.9%
CubeSmart	1,657,890	69,134,013
TOTAL REAL ESTATE		489,747,271

Utilities - 2.1%
Electric Utilities - 0.8%
IDACORP Inc	243,517	26,772,259
TXNM Energy Inc	687,317	33,231,777
		60,004,036
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	248,638	41,778,643
Multi-Utilities - 0.8%
NiSource Inc	1,651,387	61,596,735
TOTAL UTILITIES		163,379,414

TOTAL UNITED STATES		6,821,680,601
TOTAL COMMON STOCKS (Cost $5,683,421,893)		7,610,289,523

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
UNITED STATES - 0.5%
Health Care - 0.3%
Biotechnology - 0.3%
National Resilience Inc Series B (b)(c)(d)	711,831	19,682,127
Industrials - 0.2%
Construction & Engineering - 0.2%
Beta Technologies Inc Series B, 6% (b)(c)(d)	145,591	19,590,725
TOTAL UNITED STATES		39,272,852
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $24,744,235)		39,272,852

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	82,660,031	82,676,563
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	63,924,756	63,931,148
TOTAL MONEY MARKET FUNDS (Cost $146,605,360)			146,607,711

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $5,854,771,488)	7,796,170,086
NET OTHER ASSETS (LIABILITIES) - (0.8)% (e)	(65,589,432)
NET ASSETS - 100.0%	7,730,580,654

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	115	Mar 2025	37,375,000	495,659	495,659

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $162,760,355 or 2.1% of net assets.

(e)	Includes $2,842,727 of cash collateral to cover margin requirements for futures contracts.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies Inc Series B, 6%	4/04/22	15,020,623

Bowery Farming Inc warrants	10/25/23	0

National Resilience Inc Series B	12/01/20	9,723,611

Space Exploration Technologies Corp	4/08/16	6,436,035

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	54,469,472	2,058,084,930	2,029,879,085	2,647,586	1,246	-	82,676,563	82,660,031	0.1%
Fidelity Securities Lending Cash Central Fund	125,060,060	858,187,386	919,316,298	155,293	-	-	63,931,148	63,924,756	0.3%
Total	179,529,532	2,916,272,316	2,949,195,383	2,802,879	1,246	-	146,607,711	146,584,787

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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